Financing Liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Statement [LineItems]
Pledged Assets for Financing Liabilities
Pledged assets for financing liabilities as of March 31, 2020 and 2021 are as follows:

	Yen (millions)
	2020	2021
Trade receivables	¥22,093	¥19,789
Receivables from financial services	1,140,583	1,086,786
Inventories	17,956	—
Equipment on operating leases	81,501	122,320
Property, plant and equipment	1,478	2,138

Total	¥1,263,611	¥1,231,033

The Changes in Liabilities Arising from Financing Activities
The changes in liabilities arising from financing activities for the years ended March 31, 2019, 2020 and 2021 are as follows:
For the year ended March 31, 2019

	Yen (millions)
	Balance as of April 1, 2018	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2019
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥1,236,647	¥221,551	¥—	¥—	¥14,568	¥—	¥858	¥1,473,624
Long-term financing liabilities	5,562,363	174,160	—	—	118,789	—	2,184	5,857,496
Lease liabilities	72,623	(47,106)	—	37,028	(237)	—	—	62,308
Derivative financial liabilities (assets) *2	(16,206)	3,342	(9,187)	—	(859)	47,487	—	24,577

Total	¥6,855,427	¥351,947	¥(9,187)	¥37,028	¥132,261	¥47,487	¥3,042	¥7,418,005

For the year ended March 31, 2020

	Yen (millions)
	Balance as of April 1, 2019	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2020
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥1,473,624	¥(1,993)	¥—	¥—	¥(42,424)	¥—	¥(4,540)	¥1,424,667
Long-term financing liabilities	5,857,496	362,131	—	—	(170,345)	—	(4,263)	6,045,019
Lease liabilities *1	334,540	(78,659)	—	78,923	(3,987)	—	(777)	330,040
Derivative financial liabilities (assets) *2	24,577	(17,462)	(10,001)	—	(434)	14,935	—	11,615

Total	¥7,690,237	¥264,017	¥(10,001)	¥78,923	¥(217,190)	¥14,935	¥(9,580)	¥7,811,341

For the year ended March 31, 2021

	Yen (millions)
	Balance as of April 1, 2020	Cash flows from financing activities	Cash flows from operating activities	Non-cash changes				Balance as of March 31, 2021
				Acquisitions	Changes in foreign currency exchange rates	Changes in fair value	Other
Short-term financing liabilities	¥1,424,667	¥(179,512)	¥—	¥—	¥55,337	¥—	¥(1,145)	¥1,299,347
Long-term financing liabilities	6,045,019	149,807	—	—	222,565	—	4,247	6,421,638
Lease liabilities	330,040	(67,628)	—	67,716	4,346	—	(17,045)	317,429
Derivative financial liabilities (assets) *2	11,615	599	(5,446)	—	(1,705)	(38,946)	—	(33,883)

Total	¥7,811,341	¥(96,734)	¥(5,446)	¥67,716	¥280,543	¥(38,946)	¥(13,943)	¥8,004,531

Explanatory notes:

*1	Honda has adopted IFRS 16 with a date of initial application of April 1, 2019 and recognized additional lease liabilities of ¥ 272,232 million as of April 1, 2019.
*2
Derivative financial liabilities (assets) are held by the finance subsidiaries of the Company to hedge foreign currency risk for principals and interests payment of long-term financing liabilities. The cash flows related to repayments of principals are included in cash flows from financing activities, while the cash flows related to interest paid are included in cash flows from operating activities.

Current borrowings [member]
Statement [LineItems]
Summary of Financing Liabilities
Financing liabilities presented in current liabilities as of March 31, 2020 and 2021 consist of the following:

	Yen (millions)
	2020	2021
Current:
Commercial paper	¥976,606	¥839,292
Loans	355,667	424,788
Medium-term notes	32,647	—
Asset-backed securities	59,747	35,267

Subtotal	¥1,424,667	¥1,299,347

Reclassification from non-current liabilities (Current portion)	¥1,823,790	¥1,706,277

Total	¥3,248,457	¥3,005,624

Interest Rates for Financing Liabilities
The weighted average interest rates for financing liabilities presented in current liabilities (excluding reclassification from non-current
liabilities) as of March 31, 2020 and 2021 are as follows:

	2020	2021
Weighted average interest rate	1.21%	0.50%

Non-current liabilities [member]
Statement [LineItems]
Summary of Financing Liabilities
Financing liabilities presented in
non-current
liabilities as of March 31, 2020 and 2021 consist of the following:

	Yen (millions)
	2020	2021
Non-current:
Loans	¥1,204,588	¥1,028,836
Medium-term notes	3,169,407	3,701,153
Corporate bonds	599,426	657,068
Asset-backed securities	1,071,598	1,034,581

Subtotal	¥6,045,019	¥6,421,638

Reclassification to current liabilities (Current portion)	¥(1,823,790)	¥(1,706,277)

Total	¥4,221,229	¥4,715,361

Interest Rates for Financing Liabilities
The interest rate range and payment due date for financing liabilities presented in non-current
liabilities (including reclassification to current liabilities) as of March 31, 2020 and 2021 are as follows:

	2020	2021
Loans	Interest rate: 0.07% - 11.00 % Due: 2020 - 2046	Interest rate: 0.07% - 11.00 % Due: 2021 - 2046
Medium-term notes	Interest rate: 0.35% - 3.88 % Due: 2020 - 2028	Interest rate: 0.33% - 3.80 % Due: 2021 - 2031
Corporate bonds	Interest rate: 0.01% - 1.17 % Due: 2020 - 2027	Interest rate: 0.01% - 1.17 % Due: 2021 - 2027
Asset-backed securities	Interest rate: 0.11% - 3.30 % Due: 2020 - 2024	Interest rate: 0.11% - 3.30 % Due: 2021 - 2025